BUSINESS COMBINATION - (Details) - USD ($) $ in Thousands	Apr. 11, 2018	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Assets:
Goodwill		$ 222,223	$ 222,223	$ 222,223
MN Airlines, LLC
BUSINESS COMBINATION
Equity acquired (as a percent)	100.00%
Sale agreement amount	$ 187,775
Assets:
Restricted Cash	8,308
Investments	3,810
Accounts Receivable	31,796
Inventory	5,295
Prepaid Expenses	7,617
Property and Equipment	38,511
Goodwill	222,223
Other Intangible Assets	104,000
Aircraft Lease Deposits	17,923
Deferred Tax Asset	49,634
Other Assets	1,071
Total Assets	490,188
Liabilities:
Accounts Payable	50,016
Accrued Salaries, Wages, and Benefits	9,006
Accrued Transportation Taxes	12,237
Air Traffic Liabilities	72,235
Over-market Liabilities	108,017
Finance Lease Obligations	10,038
Loyalty Program Liabilities	37,165
Long-term Debt	941
Other Liabilities	2,758
Total Liabilities	302,413
Total Purchase Price	187,775
Other disclosures
Tax deductible goodwill	132,606
Unfavorable lease obligations	32,779
Over-market maintenance service liability	75,238
MN Airlines, LLC | Customer Relationships
Assets:
Other Intangible Assets	$ 48,000
Other disclosures
Useful life	12 years
MN Airlines, LLC | Trademarks
Assets:
Other Intangible Assets	$ 56,000